Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxes [Abstract]
Profits tax rate percentage	16.50%	16.50%	16.50%
Tax loss carry forward (in Dollars)	$ 20	$ 17